CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents (Notes 2, 4 and 23)	$ 117,148	$ 173,885
Trade receivables (Notes 2, 5, 17 and 23)	16,977	17,135
Inventories (Notes 2 and 6)	44,972	53,109
Other assets, current (Notes 2, 7 and 23)	23,727	22,009
Total current assets	202,824	266,138
NON-CURRENT ASSETS
Property, plant and equipment (Notes 2 and 9)	438,255	501,876
Right-of-use assets (Notes 2 and 10)	35,303	30,412
Investments accounted for using equity method (Notes 2 and 8)	16,117	17,741
Other assets, non-current (Notes 2, 7 and 23)	7,928	18,063
Total non-current assets	497,603	568,092
Total assets	700,427	834,230
CURRENT LIABILITIES
Borrowings, current (Notes 2, 11 and 23)	103,018	75,590
Financial liabilities at fair value through profit or loss (Notes 2, 12 and 23)	2,654	30,832
Notes and trade payables (Notes 2, 13 and 23)	29,351	38,117
Contract liabilities (Notes 2 and 17)	11,869	11,606
Lease liabilities, current (Notes 2, 10 and 23)	9,446	11,296
Financial liabilities at amortized cost (Note 16)	24,586	0
Provisions, current (Notes 2 and 15)	4,240	4,174
Other liabilities, current (Notes 2, 14 and 23)	40,465	42,439
Total current liabilities	225,629	214,054
NON-CURRENT LIABILITIES
Borrowings, non-current (Notes 2, 11 and 23)	253,750	334,581
Contract liabilities, non-current (Notes 2 and 17)	4,706	0
Lease liabilities, non-current (Notes 2, 10 and 23)	26,966	18,842
Provisions, non-current (Notes 2 and 15)	1,419	2,332
Other liabilities, non-current (Notes 2, 14 and 23)	11,417	15,734
Total non-current liabilities	298,258	371,489
Total liabilities	523,887	585,543
EQUITY (Notes 2 and 16)
Share capital	29	24
Reserves	176,511	248,663
Total equity	176,540	248,687
Total liabilities and equity	$ 700,427	$ 834,230